Note 39 - Events after the reporting period	12 Months Ended
Dec. 31, 2023
Note 39 - Events after the reporting period
Note 39 - Events after the reporting period

39      Events after the reporting period

Annual Dividend Proposal and Second Tranche of Share Buyback Program [3]

Upon approval of the Company´s annual accounts in March 2024, the Board of Directors intends to propose, for the approval of the Annual General Shareholders' meeting to be held on April 30, 2024, the payment of an annual dividend of $0.60 per share ($1.20 per ADS), or approximately $700 million, which includes the interim dividend of $0.20 per outstanding share ($0.40 per ADS) or approximately $235 million, paid on November 22, 2023. If the annual dividend is approved by the shareholders, a dividend of $0.40 per share ($0.80 per ADS), or approximately $465 million will be paid on May 22, 2024, with an ex-dividend date of May 20, 2024. These Consolidated Financial Statements do not reflect this dividend payable.

The second $300 million tranche of the Company’s previously announced $1.2 billion share buyback began on Monday, February 26, 2024, and is expected to end no later than May 24, 2024.